UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22135

Academy Funds Trust
(Exact name of registrant as specified in charter)

123 South Broad Street
Suite 1630
Philadelphia, PA 19109
(Address of principal executive offices) (Zip code)

Jonathan Kopcsik
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
(Name and address of agent for service)

215-979-3754
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2009

Date of reporting period:  September 30, 2009

Item 1. Schedule of Investments.

Schedule of Investments
Academy Core Equity Fund
September 30, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.63%
	Aerospace & Defense - 3.91%
1,400	Boeing Co.	$75,810
775	L-3 Communications Holdings, Inc.	62,248
		138,058
	Biotechnology - 4.10%
2,550	Genzyme Corp. (a)	144,662
	Commercial Banks - 3.35%
7,000	Bank of America Corp.	118,440
	Computers & Peripherals - 2.20%
4,550	EMC Corp. (a)	77,532
	Diversified Financial Services - 4.10%
470	CME Group, Inc.	144,849
	Diversified Telecommunication Services - 3.13%
3,650	Verizon Communications, Inc.	110,486
	Electric Utilities - 0.84%
600	Exelon Corp.	29,772
	Food & Staples Retailing - 11.38%
11,250	CVS Caremark Corp.	402,075
	Health Care Equipment & Supplies - 5.41%
1,100	Covidien Plc	47,586
3,900	Medtronic, Inc.	143,520
		191,106
	Health Care Providers & Services - 3.54%
2,200	Aetna, Inc.	61,226
1,346	WellPoint, Inc. (a)	63,747
		124,973
	Industrial Conglomerates - 6.20%
13,350	General Electric Co.	219,207
	Insurance - 5.49%
3,050	Hartford Financial Services Group, Inc.	80,825
2,300	Travelers Companies, Inc.	113,229
		194,054
	Internet Software & Services - 2.38%
4,730	Yahoo!, Inc. (a)	84,241
	Media - 3.07%
4,805	Comcast Corp.	81,156
1,000	The Walt Disney Co.	27,460
		108,616
	Metals & Mining - 3.45%
2,595	Nucor Corp.	121,991
	Multiline Retail - 5.91%
4,473	Target Corp.	208,800
	Multi-Utilities - 2.84%
6,380	Duke Energy Corp.	100,421
	Oil, Gas & Consumable Fuels - 11.49%
6,988	Marathon Oil Corp.	222,917
4,100	Williams Cos, Inc.	73,267
2,654	XTO Energy, Inc.	109,663
		405,847
	Real Estate Investment Trust - 2.07%
6,140	ProLogis	73,189
	Semiconductor & Semiconductor Equipment - 1.07%
2,516	NVIDIA Corp. (a)	37,815
	Semiconductors & Semiconductor Equipment - 3.12%
4,650	Texas Instruments, Inc.	110,159
	Software - 9.58%
3,500	Adobe Systems, Inc. (a)	115,640
1,584	Autodesk, Inc. (a)	37,699
8,890	Oracle Corp.	185,268
		338,607
	TOTAL COMMON STOCKS (Cost $3,617,084)	$3,484,900

	SHORT TERM INVESTMENTS - 2.42%
85,458	Fidelity Institutional Government Portfolio, 0.100%	$85,458
	TOTAL SHORT TERM INVESTMENTS (Cost $85,458)	$85,458

	Total Investments (Cost $3,702,542) - 101.05%	$3,570,358
	Liabilities in Excess of Other Assets - (1.05)%	(37,075)
	TOTAL NET ASSETS - 100.00%	$3,533,283

Percentages are stated as a percent of net assets.

(a)	Non Income Producing.

The accompanying notes are an integral part of these Schedules of Investments.

Schedule of Investments
Academy Select Opportunities Fund
September 30, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS - 76.35%
	Commercial Banks - 0.90%
2,554	Hampden Bancorp, Inc.	$27,711
	Commercial Services & Supplies - 3.79%
16,000	RSC Holdings, Inc. (a)	116,320
	Energy Equipment & Services - 7.74%
5,000	Exterran Holdings, Inc. (a)	118,700
3,000	Helmerich & Payne, Inc.	118,590
		237,290
	Health Care Equipment & Supplies - 6.51%
10,000	Hologic, Inc. (a)	163,400
3,000	Rochester Medical Corp. (a)	36,120
		199,520
	Insurance - 13.63%
2	Berkshire Hathaway, Inc. - Class A (a)	202,000
65	Berkshire Hathaway, Inc. - Class B (a)	215,995
		417,995
	IT Services - 1.22%
1,000	Accenture Plc	37,270
	Marine - 2.92%
10,000	Seaspan Corp.	89,500
	Media - 6.03%
30,000	Lions Gate Entertainment Corp. (a)	184,800
	Oil, Gas & Consumable Fuels - 13.16%
9,000	Spectra Energy Corp.	170,460
3,000	Ultra Petroleum Corp. (a)	146,880
4,438	Valero Energy Corp.	86,052
		403,392
	Pharmaceuticals - 2.08%
3,000	Xenoport, Inc. (a)	63,690
	Real Estate - 3.32%
3,500	St. Joe Co. (a)	101,920
	Real Estate Management & Development - 3.35%
4,000	Tejon Ranch Co. (a)	102,720
	Semiconductor & Semiconductor Equipment - 6.14%
40,000	ANADIGICS, Inc. (a)	188,400
	Software - 4.04%
2,600	ArcSight, Inc. (a)	62,582
4,000	NetSuite, Inc. (a)	61,200
		123,782
	Specialty Retail - 1.52%
15,000	Borders Group, Inc. (a)	46,650
	TOTAL COMMON STOCKS (Cost $2,558,612)	$2,340,960
Principal
Amount
	CONVERTIBLE BONDS - 3.49%
	Real Estate Investment Trusts (REITs) - 3.49%
	Prologis
$ 50,000	1.875%, 11/15/2037	$42,688
75,000	2.625%, 05/15/2038	64,406
		107,094
	TOTAL CONVERTIBLE BONDS (Cost $50,699)	$107,094
Shares
	SHORT TERM INVESTMENTS - 22.03%
675,285	Fidelity Institutional Government Portfolio, 0.100%	$675,285
	TOTAL SHORT TERM INVESTMENTS (Cost $675,285)	$675,285

	Total Investments (Cost $3,284,596) - 101.87%	$3,123,339
	Liabilities in Excess of Other Assets - (1.87)%	(57,375)
	TOTAL NET ASSETS - 100.00%	$3,065,964

Percentages are stated as a percent of net assets.

(a)	Non Income Producing.

The accompanying notes are an integral part of these Schedules of Investments.

Academy Funds Trust
Notes to Schedule of Investments
September 30, 2009 (Unaudited)

1)  Significant Accounting Policies

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of each Funds’ investments.  These inputs are summarized in the following three broad categories:

● Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
● Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
● Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2009:

Academy Core Equity Fund
	Level 1	Level 2	Level 3	Total
Equity
Information Technology	$ 648,354	$ -	$ -	$ 648,354
Financials	530,532	-	-	530,532
Health Care	460,740	-	-	460,740
Energy	405,848	-	-	405,848
Consumer Staples	402,075	-	-	402,075
Industrials	357,265	-	-	357,265
Consumer Discretionary	317,416	-	-	317,416
Utilities	130,193	-	-	130,193
Materials	121,991	-	-	121,991
Telecommunication Services	110,486	-	-	110,486
Total Equity	$ 3,484,900	$ -	$ -	$ 3,484,900

Short-Term Investments	$ 85,458	$ -	$ -	$ 85,458

Total Investments in Securities	$ 3,570,358	$ -	$ -	$ 3,570,358

Academy Select Opportunities Fund
	Level 1	Level 2	Level 3	Total
Equity
Financials	$ 650,346	$ -	$ -	$ 650,346
Energy	640,682	-	-	640,682
Information Technology	349,452	-	-	349,452
Health Care	263,210	-	-	263,210
Consumer Discretionary	231,450	-	-	231,450
Industrials	205,820	-	-	205,820
Total Equity	$ 2,340,960	$ -	$ -	$ 2,340,960

Fixed Income
Convertible Bonds	$ -	$ 107,094	$ -	$ 107,094
Total Fixed Income	$ -	$ 107,094	$ -	$ 107,094

Short-Term Investments	$ 675,285	$ -	$ -	$ 675,285

Total Investments in Securities	$ 3,016,245	$ 107,094	$ -	$ 3,123,339

2)  Federal Tax Information

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows:1

	Academy Core Equity Fund	Academy Select Opportunities Fund

Cost of Investments	$ 3,702,542	$ 3,284,596

Gross unrealized appreciation	216,689	244,629
Gross unrealized depreciation	(348,873)	(405,886)
Net unrealized appreciation	$ (132,184)	$ (161,257)

1Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal tax information, please refer to the Notes to the Financial Statements section in the Funds’ most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Academy Funds Trust

By (Signature and Title)     /s/ David Jacovini
 David Jacovini, President

Date       11/20/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ David Jacovini
David Jacovini, President & Treasurer

Date       11/20/2009

* Print the name and title of each signing officer under his or her signature.